Provisions - Summary of Changes in Provisions (Parenthetical) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [Line Items]
Increase (decrease) in existing provisions	$ 16,840,210	$ (457,805)
Electricity and Fuels [Member]
Disclosure of other provisions [Line Items]
Increase (decrease) in existing provisions	$ 11,840,322